Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2015
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2015
Prospectus Date	rr_ProspectusDate	Sep. 29, 2014
Guggenheim Timber ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001365662_SupplementTextBlock
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Timber ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, the Summary Prospectus is amended as follows:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table in the “Fees and Expenses of the Fund” section of the Summary Prospectus is hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table in the “Example” section of the Summary Prospectus is hereby deleted and replaced with the following:
Supplement Closing [Text Block]	cik0001365662_SupplementClosingTextBlock	Claymore Exchange-Traded Fund Trust 2 227 West Monroe Street Chicago, Illinois 60606 Please Retain This Supplement for Future Reference May 20, 2015 CUT-SUMPRO-SUP
Guggenheim Timber ETF | Guggenheim Timber ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,159

[1]	The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% of average net assets per year (the “Expense Cap”), at least until December 31, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust"). To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund’s expense ratio will exceed the Expense Cap.